Warrant Liabilities (Details) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 22, 2014	Jun. 25, 2013	Jun. 30, 2014	Dec. 31, 2013
Summary of assumptions used in connection with the valuation of warrants issued
Stock Price		$ 0.96
Warrant [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants	5,309,438	5,416,851	5,059,438	5,309,438
Exercise price	$ 1.65	$ 1.65	$ 1.65	$ 1.65
Volatility	135.00%	140.00%	130.00%	135.00%
Risk-free interest rate	1.30%	1.49%	1.25%	1.75%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected warrant life (years)	4 years 5 months 1 day	5 years	3 years 11 months 27 days	4 years 6 months
Stock Price	$ 2.29	$ 0.96	$ 2.13	$ 1.80